Schedule of Supplemental Balance Sheet Information Related to Operating and Financing Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Right-of-use assets, net	$ 4,331	$ 199	$ 193	$ 88
Right-of-use lease liabilities, current	994	44	40	90
Right-of-use lease liabilities, noncurrent	3,299	305	152	5
Total operating lease liabilities	4,293	349	192	95
Machinery and equipment, gross	414	417	270	205
Accumulated depreciation	(223)	(173)	(151)	(119)
Machinery and equipment, net	191	244	119	86
Current liabilities	62	72	47	46
Noncurrent liabilities	96	142	65	38
Total financing lease liabilities	$ 158	$ 214	$ 112	$ 84
Weighted average remaining lease term, Operating leases (in years)	3 years 4 months 24 days	4 years 3 months 18 days	4 years 4 months 24 days	6 months
Weighted average remaining lease term, Financing leases (in years)	2 years 10 months 24 days	3 years 6 months	3 years 1 month 6 days	2 years 7 months 6 days
Operating leases	11.78%	5.90%	5.90%	5.70%
Financing leases	8.44%	9.14%	13.39%	17.46%